Investments in Associates and Joint Ventures - Carrying Value of PCEV's Investments in VIH (Parenthetical) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Stock options on equity net	₱ 1,297	₱ 726